Cover	Oct. 30, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity File Number	0-31983
Entity Registrant Name	GARMIN LTD.
Entity Central Index Key	0001121788
Entity Tax Identification Number	98-0229227
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Mühlentalstrasse 2
Entity Address, City or Town	8200 Schaffhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	N/A
City Area Code	+41 52
Local Phone Number	630 1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Registered Shares
Trading Symbol	GRMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false